SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED PAYMENTS [Abstract]
Schedule of Stock Option Activity
The following summary of stock option activity under the 2007, 2011 and 2012 Share Incentive Planas of December 31, 2011 and 2012, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding at January 1, 2012	15,438,722	$1.26	$1.37
Granted	1,937,538	0.74	0.33
Exercised	(137,166)	1.17	2.13
Forfeited	(517,828)	1.40	1.07

Outstanding at December 31, 2012	16,721,266	1.19	1.27	3.79	446
Options vested and expected to vest as of December 31, 2012	16,657,308	$1.19	$1.22	3.77	446

Options exercisable as of December 31, 2012	14,273,734	$1.25	$1.31	3.54	74

Schedule of Stock Option Assumptions

For the years ended December 31,
	2010	2011	2012

Risk-free interest rate of return	2.03%-2.58%	0.00%-0.79%	0.12%-0.34%
Expected term	1.0-2.4 years	0.4-3.1 years	0.07-3.19 years
Volatility	73.48%-113.84%	70.64%-70.74%	67.57%-94.43%
Dividend yield	-	-	-